Borrowings - Company's Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term And Short Term Debt [Line Items]
Short-term borrowings	$ 19,856	$ 29,573
Long-term borrowings	152,401	154,393
Total	172,257	183,966
Senior Unsecured Debt [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	2,319	1,801
Long-term borrowings	15,446	15,199
Total	17,765	17,000
Brokered Deposits [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	979	1,733
Long-term borrowings	3,088	1,956
Total	4,067	3,689
Retail and Other Deposits [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	3,247	2,123
Long-term borrowings
Total	3,247	2,123
Other [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	1,609	1,329
Long-term borrowings
Total	1,609	1,329
Total Unsecured Borrowings [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	8,154	6,986
Long-term borrowings	18,534	17,155
Total	26,688	24,141
FFELP Loan Securitizations [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings
Long-term borrowings	105,525	107,905
Total	105,525	107,905
Private Education Loan Securitizations [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings
Long-term borrowings	19,656	19,297
Total	19,656	19,297
ED Conduit Program [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	9,551	21,313
Long-term borrowings
Total	9,551	21,313
FFELP ABCP Facility [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings
Long-term borrowings	4,154	4,445
Total	4,154	4,445
Private Education Loan ABCP Facility [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings
Long-term borrowings	1,070	1,992
Total	1,070	1,992
SLC Acquisition Financing [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings
Long-term borrowings	673	916
Total	673	916
FHLB-DM Facility [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	2,100	1,210
Long-term borrowings
Total	2,100	1,210
Total Secured Borrowings [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	11,651	22,523
Long-term borrowings	131,078	134,555
Total	142,729	157,078
Total Before Hedge Accounting Adjustments [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	19,805	29,509
Long-term borrowings	149,612	151,710
Total	169,417	181,219
Hedge Accounting Adjustments [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	51	64
Long-term borrowings	2,789	2,683
Total	$ 2,840	$ 2,747